Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2011
Accounting changes and new accounting guidance

Note 2—Accounting changes and new accounting guidance

ASU 2011-02—A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.” This ASU provided clarifying guidance for creditors when determining whether they granted concessions and whether the debtor is experiencing financial difficulty. For purposes of identifying and disclosing troubled debt restructurings (“TDRs”), this ASU was effective for interim and annual periods beginning after June 15, 2011 and was applied retrospectively to TDRs occurring on or after Jan. 1, 2011. Furthermore, this ASU specified that the absence of a market rate for a loan with risks similar to the restructured loan is an indicator of a TDR, but not a determinative factor, and that the assessment should consider all aspects of the restructuring. For purposes of measuring impairment of a receivable restructured in a TDR, the guidance in this ASU was applied prospectively for interim and annual periods beginning after June 15, 2011. This ASU also required an entity to disclose the information required by ASU 2010-20. See Note 6 of the Notes to Consolidated Financial Statements for these disclosures.

ASU 2010-6—Improving Disclosures About Fair Value Measurements

In January 2010, the FASB issued ASU 2010-6, “Improving Disclosures about Fair Value Measurements.” This amended ASC 820 to clarify existing requirements regarding disclosures of inputs and valuation techniques and levels of disaggregation. Effective March 31, 2011, this ASU required new disclosures about Level 3 purchases, sales, issuances and settlements in the roll-forward activity for fair value measurements. This ASU is required in interim and annual financial statements. See Note 22 of the Notes to Consolidated Financial Statements for these disclosures.

ASU 2010-29—Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” This ASU specified that if a public entity presents comparative financial statements, the entity would disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expanded the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The ASU was effective prospectively for business combinations consummated on or after Jan. 1, 2011.

Adopted in 2010

ASU 2009-17—Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17 “Improvements to Financial Reporting by Entities Involved with Variable Interest Entities.” This ASU amended ASC 810 to require ongoing assessments to determine whether an entity is a VIE and whether an enterprise is the primary beneficiary of a VIE. This ASU also amended the guidance for determining which enterprise, if any, is the primary beneficiary of a VIE by requiring the enterprise to initially perform a qualitative analysis to determine if the enterprise’s variable interest or interests give it a controlling financial interest. Consolidation is based on a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. If a company has control and the right to receive benefits or the obligation to absorb losses which could potentially be significant to the VIE, then consolidation is required. This ASU was effective Jan. 1, 2010, and primarily impacted our Investment Management businesses.

This ASU does not change the economic risk related to these businesses and therefore, BNY Mellon’s computation of economic capital required by our businesses did not change.

This statement also required additional disclosures about an enterprise’s involvement in a VIE, including the requirement for sponsors of a VIE to disclose information even if they do not hold a significant variable interest in the VIE.

In February 2010, the FASB issued ASU 2010-10, “Amendments for Certain Investment Funds” which deferred the requirements of ASU 2009-17 for asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and asset managers’ interests in money market funds. This amendment was effective Jan. 1, 2010.